Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 925,743	$ 831,111
Benefit obligation related to acquired companies	3,238	0
Service cost	14,926	13,035	$ 18,305
Interest cost	15,741	16,626	19,723
Exchange rate differences	14,622	25,623
Amendments	0	3,670
Actuarial (gain) losses	(20,875)	73,941
Benefits paid	35,186	38,263
Benefit obligation at end of year	918,209	925,743	831,111
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	319,162	289,493
Benefit assets related to acquired companies	4,003	0
Actual return on Plans' assets (net of expenses)	39,355	39,131
Employer contribution	248	2,829
Benefits paid	13,964	12,291
Fair value of Plans' assets at end of year	348,804	319,162	289,493
Funded status	(569,380)	(606,583)
Unrecognized net actuarial loss	116,759	167,019
Accrued benefit liability, current	(83,283)	(25,532)
Accrued benefit liability, non-current	(486,097)	(581,051)
Accumulated other comprehensive income (loss), pre-tax	116,759	167,019
Net amount recognized	(452,621)	(439,564)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,572	1,413
Service cost	156	106
Interest cost	30	39
Actuarial (gain) losses	(124)	44
Employee contribution	12	10
Benefits paid	49	40
Benefit obligation at end of year	1,597	1,572	$ 1,413
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	37	30
Employee contribution	12	10
Benefits paid	49	40
Fair value of Plans' assets at end of year	0	0
Funded status	(1,597)	(1,571)
Unrecognized net actuarial loss	(1,301)	(1,290)
Accrued benefit liability, current	(137)	(82)
Accrued benefit liability, non-current	(1,459)	(1,489)
Accumulated other comprehensive income (loss), pre-tax	(1,302)	(1,290)
Net amount recognized	$ (2,898)	$ (2,861)